File No. 333-_______

                        As filed with the SEC on March 20, 2002
                        U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549
                                       FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                           (Check appropriate box or boxes)

                            MONEY MARKET OBLIGATIONS TRUST
                  (Exact Name of Registrant as Specified in Charter)

                                    (412) 288-1900
                           (Area Code and Telephone Number)
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

                                      Copies to:

                              Matthew G. Maloney, Esquire
                        Dickstein Shapiro Morin & Oshinsky, LLP
                                   2101 L Street, NW
                               Washington, DC 20037-1526
                                    (202) 828-2218

               Approximate Date of Proposed Public Offering: As soon as
            practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.


                 It is proposed that this filing will become effective
                        on April 22, 2002 pursuant to Rule 488.




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                             INDEPENDENCE ONE MUTUAL FUNDS
                     Independence One Michigan Municipal Cash Fund


                       NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                  TO BE HELD __, 2002


     TO SHAREHOLDERS OF INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND, A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS: A special meeting of the shareholders of Independence One Michigan Municipal Cash Fund (the "Independence One Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, at 2:00 p.m. (Eastern time), on ___, 2002, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Michigan Municipal Cash Trust (the "Federated Fund"), a portfolio of Money Market Obligations Trust, would acquire all of the assets of the Independence One Fund in exchange for Institutional Shares of the Federated Fund to be distributed pro rata by the Independence One Fund to its shareholders, in complete liquidation and termination of the Independence One Fund; and

2. To transact such other business as may properly come before the special meeting or any adjournment thereof.



The Board of Trustees has fixed April ___, 2002 as the record date for determination of shareholders entitled to vote at the special meeting.

                                              By Order of the Board of Trustees,




                                                C. Grant Anderson
                                                Secretary


April 22, 2002




--------------------------------------------------------------------------------
YOU CAN HELP THE TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN
THE                                UNITED                                STATES.
--------------------------------------------------------------------------------


                              PROSPECTUS/PROXY STATEMENT

                                   April ____, 2002

                             Acquisition of the assets of

                    INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND,
                     a portfolio of Independence One Mutual Funds


                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7001
                             Telephone No: 1-888-898-0600

                    By and in exchange for Institutional Shares of

                            MICHIGAN MUNICIPAL CASH TRUST,
                     a portfolio of Money Market Obligations Trust

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000

     This Prospectus/Proxy Statement describes the proposal for Independence One Michigan Municipal Cash Fund (the "Independence One Fund") to transfer all of its assets to Michigan Municipal Cash Trust (the "Federated Fund"), in exchange for Institutional Shares of the Federated Fund (the "Reorganization"). The Federated Fund's Institutional Shares will be distributed pro rata by the
Independence One Fund to its shareholders in complete liquidation and dissolution of the Independence One Fund. As a result of the Reorganization, each owner of shares of the Independence One Fund will become the owner of Institutional Shares of the Federated Fund having a total net asset value equal to the total net asset value of his or her holdings in the Independence One Fund on the date of the Reorganization (the "Closing Date").

     Each of the Federated Fund and the Independence One Fund is a diversified portfolio of securities of an open-end management investment company. The Federated Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity. It pursues this investment objective by investing in short-term, high quality, Michigan tax-exempt securities so that normally, distributions of annual interest income are exempt from federal regular income tax and Michigan state income tax. The Independence One Fund has a similar objective in that it seeks to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal. For a comparison of the investment policies of the Federated Fund and the Independence One Fund, see "Summary - Investment Objectives, Policies and Limitations."

     For a comparison of the investment policies of the funds, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning Institutional Shares of the Federated Fund, as compared to Shares of the Independence One Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of the Federated Fund's Shares and Capitalization."



     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Federated Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Federated Fund dated December 31, 2001, which is incorporated herein by reference. A Statement of Additional
Information for the Federated Fund dated December 31, 2001 (related to the Federated Fund's prospectus of the same date) as well as a Statement of Additional Information dated April ___, 2002 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information and other information may be obtained without charge by writing or by calling the Federated Fund at the address and telephone number shown on the previous page.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

     SHARES OF THE FEDERATED FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FEDERATED FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OR OF OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FEDERATED FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS
                                                                        Page
 SUMMARY
   Reasons for the Proposed Reorganization
   Tax Consequences
   Comparison of Investment Objectives and Policies
   Comparison of Risks
   Comparative Fee Tables
   Advisory Fees and Other Expenses
   Distribution Arrangements
   Purchase, Exchange and Redemption Procedures
   Dividends


INFORMATION ABOUT THE REORGANIZATION
   Comparison of Investment Objectives, Policies and Limitations
   Description of the Plan of Reorganization
   Description of Federated Fund Shares and Capitalization
   Federal Income Tax Consequences
   Comparative Information on Shareholder Rights and Obligations
   Reasons for the Reorganization

INFORMATION ABOUT THE FEDERATED FUND
AND THE INDEPENDENCE ONE FUND
   Federated Fund
   Independence One Fund
   About the Proxy Solicitation and the Special Meeting
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds
   Interests of Certain Persons

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)
                                          13




                                        SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization (the "Plan") is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of the Federated Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

     The Board of Trustees ("Board" or "Trustees") of the Independence One Mutual Funds ("Independence One Trust") has voted to recommend to holders of the Shares of the Independence One Fund the approval of the Reorganization Agreement whereby the Federated Fund, a portfolio of Money Market Obligations Trust (the "Federated Trust"), would acquire all of the assets of the Independence One Fund in exchange for the Federated Fund's Institutional Shares to be distributed pro rata by the Independence One Fund to its shareholders in complete liquidation and dissolution of the Independence One Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the Independence One Fund will become the owner of the Federated Fund's Institutional Shares having a total net asset value equal to the total net asset value of his or her holdings in the Independence One Fund on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).

     The Board of the Independence One Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interest of the Independence One Fund and its existing shareholders, and that the interest of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Management of the Independence One Fund believes that the shareholders of the Independence One Fund would benefit from the larger asset base and anticipated economies of scale that are expected to result from the Reorganization.

     THE BOARD OF TRUSTEES OF THE INDEPENDENCE ONE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

Tax Consequences

     As a condition to the Reorganization transactions, the Federated Trust and the Independence One Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by the Independence One Fund or its shareholders. The tax basis of the Federated Fund's Institutional Shares received by Independence One Fund shareholders will be the same as the tax basis of their shares in the Independence One Fund.

Comparison of Investment Objectives and Policies

     The investment objective of the Federated Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity. The Federated Fund will pursue its investment objective by investing at least 80% of its assets in short-term, high quality, Michigan tax-exempt securities so that normally, distributions of annual interest income are exempt from federal regular income tax and Michigan state income tax. Interest from the Federated Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar weighted average maturity of the Fund's portfolio is 90 days or less.

     The investment objective of the Independence One Fund is substantially identical to the investment objective of the Federated Fund in that it seeks to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal. The Independence One Fund pursues its investment objective by investing at least 80% of its assets in a portfolio of Michigan municipal securities maturing in 397 days or less. Like the Federated Fund, interest from the Independence One Fund's investments may be subject to AMT. Because both Funds refer to Michigan municipal investments in their name, they both have an investment policy that they will normally invest their assets so that at least 80% of the income that they distribute will be exempt from federal regular income tax and Michigan state income tax. Investments in the Federated Fund or the Independence One Fund are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

     Both the Federated Fund and Independence One Fund invest in securities which must be either rated in one of the two highest short term rating categories by a nationally recognized statistical rating organization (NRSRO) such as Standard & Poor's and Moody's Investors Service, or be of comparable quality thereto. Both the Federated Fund and the Independence One Fund are subject to certain investment limitations. The investment limitations of the Federated Fund are similar, but not identical to, the Independence One Fund's existing investment limitations. Some of the Independence One Fund's fundamental limitations reflect past regulatory, business or industry conditions, practices or requirements that are no longer in effect, whereas the Federated Fund's fundamental limitations have been modernized to take into account changes in the regulatory, business or industry conditions, practices or requirements. The Federated Fund has slightly increased investment flexibility, which will allow the Federated Fund to respond to future investment opportunities. Despite this increased investment flexibility, however, it is not anticipated that the investment limitations of the Federated Fund, individually or in the aggregate, will result at this time in a material change in the level of investment risk associated with an investment in the Independence One Fund.

     In addition to the policies and limitations set forth above, both the Federated Fund and the Independence One Fund are subject to certain additional investment policies and limitations, described in the Federated Fund's Statement of Additional Information dated December 31, 2001, and the Independence One Fund's Statement of Additional Information dated June 30, 2001. Reference is hereby made to the Federated Fund's Prospectus and Statement of Additional
Information, each dated December 31, 2001, and to the Independence One Fund's Prospectus and Statement of Additional Information, each dated June 30, 2001, which set forth in full the investment objective, policies and investment limitations of each of the Federated Fund and the Independence One Fund, all of which are incorporated herein by reference thereto.

Comparison of Risks

     Since the Federated Fund and the Independence One Fund invest in similar securities, an investment in the Federated Fund presents similar investment risks as investing in the Independence One Fund. As with other mutual funds that invest in municipal securities, both funds are subject to credit risks and interest rate risks. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Since both funds invests primarily in Michigan municipal securities which are tax exempt and since both funds seek to maximize income derived from Michigan municipal securities which are tax exempt, both Funds are susceptible to factors adversely affecting the State of Michigan and issuers of Michigan municipal securities in addition to generally being subject to the risk factors summarized above. The Independence One Fund could entail greater risk than the Federated Fund because its portfolio is smaller and also less diversified by holdings. A full discussion of the risks inherent in investment in the Federated Fund and the Independence One Fund is set forth in the Federated Fund's Prospectus and Statement of Additional Information, each dated December 31, 2001, and the Independence One Fund's Prospectus and Statement of Additional Information, each dated June 30, 2001, each of which is incorporated herein by reference thereto. Investments in the Federated Fund and the Independence One Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Comparative Fee Tables

     The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by the Shares of the Independence One Fund and Institutional Shares of the Federated Fund as of April 30, 2001 and October 31, 2001, respectively, and pro forma fees for the Federated Fund after giving effect to the Reorganization. FEES AND EXPENSES of the Funds' shares Federated Independence Fund Shareholder Fees One Federated Pro Fund Fund Forma Combined Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as None None None a percentage of offering price) Maximum Deferred Sales Charge (Load) (as a None None None percentage of original purchase price or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) None None None (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, None None None if applicable) Exchange Fee None None None



Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee2                                         0.40%        0. 50%      0. 50%
Distribution (12b-1) Fee3                               0.00%        None        None
Shareholder Services Fee4                               None         0.25%       0.25%
Other Expenses                                          0.23%        0.21%       0.19%
Total Annual Fund Operating Expenses                    0.63%        0.96%       0.94%

--------------------------------------------------------
                                                        --------------------------------
1.Although not contractually obligated to do so, the
Funds' adviser, distributor and shareholder services
provider waived certain amounts. These are shown below
along with the net expenses the Funds actually paid
for the fiscal years ended April 30, 2001 and October
31, 2001, respectively.                                   0.15%      0.56%      0.54%


Total Waivers of Fund Expenses....................................................................
========================================================
Total Actual Annual Fund Operating Expenses (after        0.48%       0.40%     0.40%5
waivers).................................

2. The Funds' adviser voluntarily waived a portion of the management fee. The Funds' adviser can terminate this voluntary waiver at any time. The management fees paid by the Independence One Fund and the Institutional Shares of the Federated Fund (after the voluntary waivers) were 0.25% and 0.19%, for the fiscal years ended April 30, 2001 and October 31, 2001, respectively.

3. The Independence One Fund did not pay or accrue a distribution (12b-1) fee for the fiscal year ended April 30, 2001. The Fund will not pay or accrue the distribution (12b-1) fee until a separate class of shares has been created for certain institutional investors. The Independence One Fund's distributor can pay up to 0.25% as a 12b-a fee, which is reimbursed to the distributor by the Independence One Fund.

4. The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Institutional Shares of the Federated Fund (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 2001.

5. The Plan provides that the Federated Fund's net operating expenses will not exceed 0.52% of average daily net assets for four full calendar quarters following Reorganization.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                   Federated
                             IndependencFederated    Fund
                                  One      Fund    Pro
                                Fund      Shares    Forma
                               Shares              Combined
                 1 Year      $  64      $      98  $     96
                 -------------------------------------------
                 -------------------------------------------
                 3 Years     $ 202      $    306   $   300
                 -------------------------------------------
                 -------------------------------------------
                 5 Years     $ 351      $    531   $   520
                 -------------------------------------------
                 -------------------------------------------
                 10 Years    $ 786      $ 1,178    $ 1,155

Advisory and Other Fees

     The annual investment advisory fee for the Federated Fund is 0.50% of the Fund's average daily net assets. The investment adviser to the Federated Fund, Federated Investment Management Company ("FIMC"), a subsidiary of Federated Investors, Inc., may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the Federated Fund. This voluntary waiver or reimbursement may be terminated by FIMC at any time in its sole discretion. The maximum annual management fee for the Independence One Fund is 0.40% of the Fund's average daily net assets. The Independence One Fund's investment adviser, Independence One Capital Management Corporation, may similarly voluntarily choose to waive a portion of its advisory fee or reimburse the Independence One Fund for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion.

     Federated  Services  Company,   an  affiliate  of  FIMC,  provides  certain
administrative personnel and services necessary to operate both the Federated Fund and the Independence One Fund. Federated Services Company provides these services, with respect to the Federated Fund, at an annual rate based upon the average aggregate daily net assets of all funds advised by FIMC and its affiliates and, with respect to the Independence One Fund, at an annual rate based upon the average aggregate net assets of the Independence One Trust. In each case, the rate charged is based on a scale that ranges from 0.150% to 0.075%. Federated Services Company's minimum annual administrative fee, with respect to the Federated Fund is $125,000 plus $30,000 for each additional class of shares, while the minimum administrative fee, with respect to the Independence One Fund is $50,000. Federated Services Company may choose voluntarily to waive a portion of its fee. The administrative fee expense for the Independence One Fund's fiscal year ended April 30, 2001 was $100,232, or 9.85% of average daily net assets. The administrative fee expense for the Federated Fund for the fiscal year ended October 31, 2001 was $195,217, or 7.53% of average daily net assets.

     The Federated Fund has entered into a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily net asset value of the Institutional Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of FIMC, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Fund and FSSC. The Independence One Fund does not make payments to obtain similar shareholder services.

     The total annual operating expenses for shares of the Independence One Fund were 0.48% of average daily net assets (after waivers) for the fiscal year ended April 30, 2001. Without such waivers, the expense ratio of the Independence One Fund would have been 0.63%, or higher by 0.15%, of average daily net assets. The total annual operating expenses for the Federated Fund for the fiscal year ended October 31, 2001, was 0.40% after waivers. Without such waivers, the expense ratio of the Federated Fund was 0.96% of average daily net assets for the fiscal year ended October 31, 2001, or approximately 0.56% higher. The Plan provides that the Federated Fund's net operating expenses will not exceed 0.52% of average daily net assets for four full calendar quarters following the Reorganization.

Distribution Arrangements

     Federated Securities Corp. ("FSC"), an affiliate of FIMC, is the principal distributor for shares of both the Federated Fund and the Independence One Fund. The Independence One Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which the Independence One Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Independence One Fund does not anticipate making or accruing payments for Shares under the Distribution Plan in the immediate future. The Federated Fund does not have a Rule 12b-1 plan in effect and, accordingly, does not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of shares of the Federated Fund pursuant to a plan of distribution adopted pursuant to Rule 12b-1.

     FSC and FSSC, from their own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Federated Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by FIMC or its affiliates.

Purchase, Exchange And Redemption Procedures

     The transfer agent and dividend-disbursing agent for each of the Federated Fund and the Independence One Fund is FSSC. Procedures for the purchase, exchange and redemption of the Federated Fund's Institutional Shares differ slightly from procedures applicable to the purchase, exchange and redemption of the Independence One Fund's Shares. Reference is made to the Prospectus of the Federated Fund dated December 31, 2001, and the Prospectus of the Independence One Fund dated June 30, 2001, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the Federated Fund Institutional Shares and the Independence One Fund Shares, respectively, each of which is incorporated herein by reference thereto.

     Purchases of Institutional Shares of the Federated Fund may be made through an investment professional or, once an account has been established, by wire or check. Purchases of shares of the Independence One Fund may be made through Independence One Brokerage Services, Inc. or through certain broker/dealers under contract with FSC or directly by wire or check once an account has been established. The minimum initial investment in the Federated Fund is $10,000. There is no required minimum subsequent investment amount. The minimum initial investment in the Independence One Fund is $1,000. Subsequent investments must be in amounts of at least $100. All accounts maintained by an institutional investor will be combined together to determine whether such minimum investment requirement is met. The Federated Fund and the Independence One Fund each reserves the right to reject any purchase request.

     The purchase price of each of the Federated Fund's Institutional Shares and the Independence One Fund's Shares is based on net asset value. Except in limited circumstances, the net asset value per share for the Federated Fund is calculated at 12:00 noon and 1:00 p.m. (Eastern time) and as of the close of regular trading (normally 4:00 p.m., Eastern time) each day the New York Stock Exchange, Inc. (the "NYSE") is open for business and the Independence One Fund's net asset value per share is calculated at 12:00 noon and 4:00 p.m. (Eastern time) each day the NYSE is open for business. Purchase orders for shares of the Federated Fund received from an investment professional and authorized brokers and dealers before 3:00 p.m. (Eastern time) may be entered at that day's price. Purchase orders for shares of the Federated Fund by wire are considered received upon receipt of the wire and begin earning dividends on the business day the wire is received. Federated Fund purchase orders received by check are considered received upon receipt of the check and shares normally begin earning dividends the next day. Purchase orders for shares of the Independence One Fund received from Independence One Brokerage Services, Inc. and authorized brokers and dealers before 11:00 a.m. (Eastern time) may be entered at that day's price. If an order for shares of the Independence One Fund is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Independence One Fund's custodian, State Street Bank and Trust. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares of the Independence One Fund purchased by check begin earning dividends on the business day after the check is converted into federal funds (normally the business day after the check is received).

     Redemptions of the Federated Fund's Institutional Shares may be made through an investment professional, by telephone or by mailing a written request, or through the Federated Fund's systematic withdrawal program. Redemptions of Independence One Fund Shares may be made through the Independence One Fund, by telephone or by mailing a written request, through the cash sweep program or through the Independence One Fund's systematic withdrawal program. Institutional Shares of the Federated Fund and Shares of the Independence One Fund are each redeemed at their net asset value, next determined after the redemption request is received.

     Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the Federated Fund's Institutional Shares or the Independence One Fund's Shares may be obtained from FSC, principal distributor for each of the Federated Fund and the Independence One Fund, at 1-800-245-5051.

Dividends

     Each of the Federated Fund's and the Independence One Fund's current policy is to declare dividends daily and pay dividends monthly and to make annual distributions of net realized capital gains, if any. With respect to both the Federated Fund and the Independence One Fund, unless a shareholder otherwise instructs, dividends and capital gain distributions will be reinvested automatically in additional shares at net asset value.

                         INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Limitations

     The Funds are both money market funds that seek to maintain a stable net asset value of $1.00 per Share with similar investment objectives. The investment limitations of the Federated Fund and the Independence One Fund are similar and both seek to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan.

Description of the Reorganization

     The following summary is qualified in its entirety by reference to the Plan found in Exhibit A. The Agreement provides for the Reorganization to occur on the Closing Date, which is expected to be on or about June ____, 2002. The Plan provides that all of the assets and liabilities of the Independence One Fund will be transferred to the Federated Fund at 5:00 p.m. Eastern time (the "Effective Time") on the Closing Date of the Reorganization. In exchange for the transfer of these assets and liabilities, the Federated Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional Institutional Shares of the Federated Fund to the Independence One Fund equal in value to the aggregate net asset value of the Independence One Fund calculated before the Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for Institutional Shares of the Federated Fund, the Independence One Fund will distribute all the Institutional Shares of the Federated Fund pro rata to its shareholders of record in complete liquidation. Shareholders of the Independence One Fund owning shares at the Effective Time of the Reorganization will receive a number of Institutional Shares of the Federated Fund with the same aggregate value as the shareholder had in the Independence One Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Independence One Fund's shareholders on the share records of the Federated Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Institutional Shares of the Federated Fund due to the shareholders of the Independence One Fund. The Independence One Fund will then be terminated. The Federated Fund does not issue share certificates to shareholders. Institutional Shares of the Federated Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the Independence One Fund's shareholders.

     The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization with respect to the Independence One Fund and the Federated Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Independence One Fund's shareholders; (ii) the receipt by the Independence One Trust and the Federated Trust of a tax opinion to the effect that the Reorganization will be tax-free to the Independence One Fund, its shareholders and the Federated Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the Independence One Trust or the Federated Trust determines that the Reorganization is not in the best interest of the shareholders of the Independence One Fund or the Federated Fund, respectively.

     Costs of Reorganization. The expenses of the Reorganization will be paid by FIMC or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs.

Description of Federated Fund Shares and Capitalization

     Institutional Shares of the Federated Fund to be issued to shareholders of the Independence One Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund provided herewith for additional information about Institutional Shares of the Federated Fund.

     The following table shows the capitalization of the Federated Fund and the Independence One Fund as of March 15, 2002, and on a pro forma basis as of that date: (to be updated at Record Date)

               ----------------------------------------
                         IndependenFederated Federated
                            One      Fund      Fund
                          Shares   InstitutioPro
                                    Shares   Forma
                                             Combined
               ----------------------------------------
               ----------------------------------------
               Net       $21,066,25$298,810,8$319,877,112
               Assets
               ----------------------------------------
               ----------------------------------------
               Net       $1.00     $1.00     $1.00
               Asset
               Value
               Per Share
               ----------------------------------------
               ----------------------------------------
               Shares    21,074,682298,812,73319,887,416
               Outstanding
               ----------------------------------------

Federal Income Tax Consequences

     As a condition to the Reorganization, the Independence One Trust and the Federated Trust will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and the Independence One Fund and the Federated Fund each will be a "party to a reorganization" within the meaning of section 368(a)(1)(C) of the Code;

o no gain or loss will be recognized by the Federated Fund upon its receipt of the Independence One Fund's assets in exchange for Federated Fund shares;

o no gain or loss will be recognized by the Independence One Fund upon transfer of its assets to the Federated Fund in exchange for Federated Fund shares or upon the distribution of the Federated Fund shares to the Independence One Fund's shareholders in exchange for their Independence One Fund Shares;

o no gain or loss will be recognized by shareholders of the Independence One Fund upon exchange of their Independence One Fund Shares for Federated Fund shares;

o the tax basis of the assets of the Independence One Fund acquired by the Federated Fund will be the same as the tax basis of such assets to the Independence One Fund immediately prior to the Reorganization;

o the tax basis of shares of the Federated Fund received by each shareholder of the Independence One Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Independence One Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Independence One Fund's assets in the hands of the Federated Fund will include the period during which those assets were held by the Independence One Fund; and

o the holding period of Federated Fund shares received by each shareholder of the Independence One Fund pursuant to the Plan will include the period during which the Independence One Fund Shares exchanged therefor were held by such shareholder, provided the Independence One Fund Shares were held as capital assets on the date of the Reorganization.

     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the Independence One Fund or the Independence One Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the Independence One Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Reasons for the Reorganization

     In April 2001, ABN AMRO Holding N.V. ("ABN AMRO") acquired the parent of Independence One Capital Management Corporation and, together with the ABN AMRO Funds, an open-end management material company managed by affiliates of ABN AMRO, thereafter proposed to the Board of Trustees of the Independence One Trust that the several portfolios of the Independence One Trust be reorganized into corresponding portfolios of the ABN AMRO Funds. These reorganizations are expected to occur concurrent with the Reorganization in June 2002. Because the ABN AMRO Funds do not offer an investment portfolio comparable to the Independence One Fund and because the Independence One Fund is relatively small, however, ABN AMRO and its affiliates, as well as FIMC, adviser for the Federated Fund and, through its affiliates FSC, distributor for the Independence One Fund, proposed that the Board of Trustees of the Independence One Trust consider a reorganization of the Independence One Fund into the Federated Fund.

     The Board of Trustees of the Independence One Trust met on March 6, 2002 to receive information concerning the Federated Fund, to review this information and to consider the terms of the proposed Reorganization. After consultation with legal counsel, the Board of Trustees of the Independence One Trust, including the trustees who are not "interested person" (within the meaning of the 1940 Act), unanimously approved the Plan and recommended its approval by the shareholders of the Independence One Fund. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of the Independence One Fund and that the interests of the shareholders of the Independence One Fund would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered a number of factors, including the following:

-     the terms and conditions of the Reorganization;

-     the compatibility of the Fund's objectives, limitations and policies;

-     performance history of the Independence One Fund and the Federated Fund;

- historical and projected pro forma estimated expense ratios for the Federated Fund;

-     potential economies of scale to be gained from the Reorganization;

-    the fact that the Reorganization is expected to be free from federal taxes;
     and

- the agreement by FIMC or its affiliates to bear all expenses of the Reorganization incurred by the Independence One Fund.

  BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF THE
                   INDEPENDENCE ONE FUND APPROVE THE REORGANIZATION.

Comparative Information on Shareholder Rights and Obligations

     GENERAL. Both the Federated Fund and the Independence One Fund are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. Each of the Federated Trust and the Independence One Trust is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Each of the Federated Trust and the Independence One Trust is governed by its respective Declaration of Trust, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of the Federated Trust and shareholders of the Independence One
Trust as set forth in the applicable Declaration of Trust and Bylaws are substantially identical. Set forth below is a brief summary of the significant rights of shareholders of the Federated Fund and shareholders of the Independence One Fund.

     SHARES OF THE FEDERATED FUND AND THE INDEPENDENCE ONE FUND. The Federated Trust is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Federated Fund is a separate series of the Federated Trust. The Board of Trustees of the Federated Trust has established three classes of shares of the Federated Fund, known as Institutional Shares, Institutional Service Shares and Cash II Shares. The Independence One Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Independence One Fund is a portfolio of the Independence One Trust and has only one class of shares. Issued and outstanding shares of both the Federated Fund and Independence One Fund are fully paid and non-assessable, and freely transferable.

     VOTING RIGHTS. Neither the Federated Trust nor the Independence One Trust is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances. Each of the Federated Trust and the Independence One Trust requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the Federated Trust or the Independence One Trust, as the case may be, entitled to vote. Each share of the Federated Fund and of the Independence One Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Federated Trust and the Independence One Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

     TRUSTEES. The Declaration of Trust for the Federated Trust and the Declaration of Trust for the Independence One Trust each provides that the term of office of each Trustee shall be for the lifetime of the Federated Trust or the Independence One Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of the Federated Trust or the Independence One Trust may be removed by:
(i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

     LIABILITY OF TRUSTEES AND OFFICERS. Under both the Declaration of Trust for the Federated Trust and the Declaration of Trust for the Independence One Trust, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust for the Federated Trust and the Bylaws of the Independence One Trust each further provides that Trustees and officers will be indemnified by the Federated Trust or the Independence One Trust, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

     SHAREHOLDER LIABILITY. Under certain circumstances, shareholders of the Federated Fund may be held personally liable as partners under Massachusetts law for obligations of the Federated Trust on behalf of the Federated Fund. To protect its shareholders, the Federated Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Trust. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Federated Trust or its Trustees enter into or sign.

     In the unlikely event a shareholder is held personally liable for the Federated Trust's obligations on behalf of the Federated Fund, the Federated Trust is required to use its property to protect or compensate the shareholder. On request, the Federated Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Federated Trust on behalf of the Federated Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Federated Fund

     Shareholders of the Independence One Fund have the same potential liability under Massachusetts law.

     TERMINATION. In the event of the termination of the Federated Trust or any portfolio or class of the Federated Trust or of the termination of the Independence One Fund, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

          INFORMATION ABOUT THE FEDERATED FUND AND THE INDEPENDENCE ONE FUND

Federated Fund

     Information about the Federated Trust and the Federated Fund is contained in the Federated Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Federated Trust and the Federated Fund is included in the Federated Fund's Statement of Additional Information dated December 31, 2001, which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated April __, 2002, both of which have been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Federated Trust at 1-800-341-7400 or by writing to the Federated Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Federated Trust, on behalf of the Federated Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by the Federated Trust, on behalf of the Federated Fund, can be obtained by calling or writing the Federated Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services,
Securities and Exchange Commission, Washington DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Federated Trust, on behalf of the Federated Fund, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Federated Trust, the Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.


Independence One Fund


     Information about the Independence One Trust and the Independence One Fund may be found in the Independence One Fund's current Prospectus and Statement of Additional Information, both dated June 30, 2001, which are incorporated herein by reference. Copies of the Independence One Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Independence One Fund by calling 1-888-898-0600 or by writing to the Independence One Fund at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Federated Fund by calling 1-800-341-7400 or by writing to the Federated Fund at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001. The Independence One Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Independence One Fund can be obtained by calling or writing the Independence One Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).



About the Proxy Solicitation and the Special Meeting

     Proxies are being solicited by the Board of the Independence One Trust, on behalf of its portfolio, the Independence One Fund. The proxies will be voted at the special meeting of shareholders of the Independence One Fund to be held on ______, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FIMC. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of FIMC, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FIMC may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


     The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about April __, 2002, to shareholders of record at the close of business on April ___, 2002 (the "Record Date").


     The Federated Fund's Prospectus, which includes annual and audited financial statements for its fiscal year ended October 31, 2001, was previously mailed to shareholders. The semi-annual report and annual report for the Independence One Fund, which contain unaudited financial statements for the period ended October 31, 2001 and audited financial statements for the fiscal year ended April 30, 2001, respectively, were also previously mailed to shareholders. The Independence One Fund will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Federated Fund and the Independence One Fund. Requests for annual reports or semi-annual reports for the Federated Fund and the Independence One Fund may be made by writing to the Federated Trust's and the Independence One Trust's principal executive offices or by calling the Federated Trust or the Independence One Trust. The principal executive offices are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237. The
Federated Trust's toll-free telephone number is 1-800-341-7400 and the Independence One Trust's toll-free telephone number is 1-888-898-0600.


Proxies, Quorum and Voting at the Special Meeting

     Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Independence One Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Fund are not being solicited since their approval is not required in order to effect the Reorganization.

     The Reorganization must be approved by a majority of the votes cast and entitled to vote by Independence One Fund shareholders on the matter. In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Special Meeting. On the proposal, broker non-votes will be considered to be abstentions on the vote regarding the proposal.

     In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting, but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of shares that are represented at the Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to the Independence One Fund by the presence in person or by proxy of the holders of one-fourth of the total number of outstanding shares of the Independence One Fund entitled to vote at the Special Meeting. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum for the transaction of business.

Share Ownership of the Funds

Officers and Trustees of the Independence One Trust own less than 1% of the Independence One Fund's outstanding shares.


At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Independence One Fund:

Officers and Trustees of the Federated Trust own less than 1% of the Federated Fund's outstanding shares.

(to be supplied)

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Federated Fund:

(to be supplied)

Interests of Certain Persons

The Federated Fund is managed by FIMC. FIMC is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.


             OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

     The Independence One Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Independence One Mutual Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, so that they are received within a reasonable time before any such meeting.

     No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Independence One Fund.


--------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE
UNITED                                                                   STATES.
-------------------------------------------------------------------------------

                                              By Order of the Board of Trustees,



                                                               C. Grant Anderson
                                                                   Secretary
April __, 2002

A-1

                                                                       EXHIBIT A
                     FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____day of _____, 2002, by and between Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to its Michigan Municipal Cash Trust (the "Acquiring Fund"), a series of the Federated Trust and Independence One Mutual Funds, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Independence One Trust"), with respect to its Independence One Michigan Municipal Cash Fund, a series of the Independence One Trust ("Selling Fund" and, collectively with the Acquiring Fund, the "Funds").

     This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Selling Fund in exchange for, Institutional Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund and the liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, the Acquiring Fund and the Selling Fund is a separate series of the Federated Trust and the Independence One Trust, respectively, and the Federated Trust and the Independence One Trust are open-end, registered management investment companies and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

     WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

     WHEREAS, the Trustees of the Independence One Trust have determined that the Reorganization, with respect to the Selling Fund, is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

Article I

     TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to its corresponding Selling Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. The Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

     The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. The Acquiring Fund will, within a reasonable time before its respective Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund, if requested by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolio of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

     1.3 LIABILITIES TO BE DISCHARGED. The Selling Fund will discharge all of its liabilities and obligations prior to the Closing Date.

     1.4 STATE FILINGS. Prior to the Closing Date, the Federated Trust shall make any filings with the Commonwealth of Massachusetts that may be required under the laws of the Commonwealth of Massachusetts, effective as of the respective Closing Date.

     1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

     1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued simultaneously to the Selling Fund, in an amount equal in value to the aggregate net asset value of the Selling Fund's shares, to be distributed to Selling Fund shareholders.

     1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund.

     1.9 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

     1.10 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

Article II

                                       VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets on the business day immediately prior to the Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. The Acquiring Fund and Selling Fund each agrees to use all commercially reasonable efforts to resolve any material differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Fund and those determined in accordance with the pricing policies and procedures of the Selling Fund. Where a pricing difference results from a difference in pricing methodology, the parties will eliminate such difference by using the Acquiring Fund's methodology in valuing the Selling Fund's assets.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Federated Trust's Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Federated Services Company, on behalf of the Acquiring Fund and the Selling Fund.

Article III

                               CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about May ___, 2002 or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Eastern time (the "Effective Time") at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or
(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. Federated Services Company, as transfer agent for the Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Independence One Trust or provide evidence satisfactory to the Selling Fund that the Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

Article IV

                            REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Independence One Trust, on behalf of the Selling Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Selling Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Independence One Trust is registered as an open-end management investment company under the 1940 Act, and the Independence One Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Independence One Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Selling Fund as of April 30, 2001 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of April 30, 2001 and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Selling Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Independence One Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.


p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Independence One Trust, for itself and on behalf of the Selling Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Independence One Trust, on behalf of the Selling Fund, as follows:

a) The Acquiring Fund is a legally designated, separate series of a voluntary association, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)   The current  prospectus  and  statement of  additional  information  of the
     Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of October 31, 2001 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2001, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws
     relating  to  or  affecting   creditors'   rights  and  to  general  equity
     principles.

k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

l) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


Article V

                 COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, the Acquiring Fund and the Selling Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Independence One Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Independence One Trust's Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 EXPENSE CAP. The Federated Trust shall take all action necessary so that, immediately following the Effective Time, the Acquiring Fund's total operating expenses after waivers and reimbursements do not exceed 0.52% of average net assets for four full calendar quarters following the Reorganization.

5.9 INVOLUNTARY CONVERSIONS. Notwithstanding any reservation of rights retained by the Acquiring Fund to involuntarily redeem shareholders for failure to maintain account balances equal to the minimum initial investment prescribed from time to time by the Acquiring Fund, the Federated Trust agrees that it will not exercise such rights with respect to any Selling Fund Shareholder.

Article VI

                CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the Rule 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Materials.

6.3 As of the Closing Date, the Federated Trust's fidelity bond for the Acquiring Fund shall meet all applicable requirements under the 1940 Act based on the level of the Acquiring Fund's assets immediately after the Effective Time.

Article VII

               CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Selling Fund's name by the Independence One Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Independence One Trust.

Article VIII

                  FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                            ACQUIRING FUND AND SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Independence One Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludible from gross income under Section 103(a) of the Code over its deduction disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

8.6 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky, LLP addressed to the Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to the Selling
Fund:

a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling
     Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Shares.

c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

e) The aggregate tax basis for Acquiring Fund Shares received by the Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by the Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

g) Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky, LLP may reasonably request, and the Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

Article IX

                                       EXPENSES

9.1 Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Selling Fund's participation in the Reorganization. Reorganization expenses include, without limitation:
     (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

Article X

                       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Independence One Trust, on behalf of the Selling Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of the Acquiring Funds in paragraphs 5.8 and 5.9, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

Article XI

                                      TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Federated Trust and the Independence One Trust. In addition, either the Federated Trust or the Independence One Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Independence One Trust or the Federated Trust, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Federated Trust, the Independence One Trust, or their respective Trustees or officers, to the other party or its Trustees or officers, but the Federated Trust shall bear the expenses incurred in the preparation and carrying out of this Agreement.

Article XII

                                      AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Independence One Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

Article XIII

                  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                                LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Trust Instrument of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Federated Trust's Trust Instrument.

13.6 It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Independence One Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the Declaration of Trust of the Independence One Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Independence One Trust on behalf of the Selling Fund and signed by authorized officers of the Independence One Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Independence One Trust's Declaration of Trust.

13.7 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        INDEPENDENCE ONE MUTUAL FUNDS


                                        By:
                                        Name:
                                        Title:  President
ACKNOWLEDGED:


By:
Name:
Title:
                                        MONEY MARKET OBLIGATIONS TRUST


                                        By:
                                        Name:
                                        Title:  President
ACKNOWLEDGED:


By:
Name:
Title:

                          STATEMENT OF ADDITIONAL INFORMATION
                                    April ___, 2002


                             Acquisition of the assets of

                    INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND,
                     a portfolio of Independence One Mutual Funds

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7001
                             Telephone No: 1-888-898-0600

                           By and in exchange for Shares of

                            MICHIGAN MUNICIPAL CASH TRUST,
                     a portfolio of Money Market Obligations Trust

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000


     This Statement of Additional Information dated April ___, 2002, is not a prospectus. A Prospectus/Proxy Statement dated April ___, 2002, related to the above-referenced matter may be obtained from Money Market Obligations Trust, on behalf of Michigan Municipal Cash Trust, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                   TABLE OF CONTENTS


1. Statement of Additional Information of Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, dated December 31, 2001.

2. Statement of Additional Information of Independence One Michigan Municipal Cash Fund, a portfolio of Independence One Mutual Funds, dated June 30, 2001.

3. Financial Statements of Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, dated October 31, 2001.

4. Financial Statements of Independence One Michigan Municipal Cash Fund, a portfolio of Independence One Mutual Funds, dated April 30, 2001.

5. Unaudited Financial Statements of Independence One Michigan Municipal Cash Fund, a portfolio of Independence One Mutual Funds, dated October 31, 2001.

Pursuant to Item 14(a) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-K are not prepared because the net asset value of the company being acquired does not exceed ten percent of the Money Market Obligations Trust's net asset value, measured as of March 15, 2002.


                         INFORMATION INCORPORATED BY REFERENCE

     The Statement of Additional Information of Independence One Michigan Municipal Cash Fund (the "Independence One Fund"), a portfolio of Independence One Mutual Funds (the "Independence One Trust"), is incorporated by reference to the Independence One Trust's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A (File No. 33-26516), which was filed with the Securities and Exchange Commission on or about June 27, 2001. A copy may be obtained from the Independence One Trust at 2600 W. Big Beaver Road, Troy MI, 48084. Telephone
Number: 1-888-898-0600.

     The Statement of Additional Information of Michigan Municipal Cash Trust (the "Federated Fund"), a portfolio of Money Market Obligations Trust (the "Federated Trust"), is incorporated by reference to the Federated Trust's Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A (File No. 33-31602), which was filed with the Securities and Exchange Commission on or about December 27, 2001. A copy may be obtained from the Federated Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone
Number: 1-800-341-7400.

     The audited financial statements of the Federated Fund, dated October 31, 2001, are incorporated by reference to the Annual Report to Shareholders of the Federated Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 27, 2001.

     The audited financial statements of the Independence One Fund, dated June 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the Independence One Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 22, 2001.

     The unaudited financial Statements of Independence One Fund, dated October 31, 2001 are incorporated by reference to the Semi-Annual Report to shareholders of the Independence One Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 19, 2001.





                             INDEPENDENCE ONE MUTUAL FUNDS


                     Independence One Michigan Municipal Cash Fund




Investment Adviser
INDEPENDENCE ONE CAPITAL
 MANAGEMENT CORPORATION
27777 Inkster Road
Mail Code 10-30
Farmington Hills, MI  48333-9065

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED ADMINISTRATIVE SERVICES
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1.   Conformed copy of Declaration of Trust of the Registrant; (1)

1.1 Conformed copy of Amendment No. 1 and 2 of the Declaration of Trust of the Registrant; (2)

1.2 Conformed copy of Amendment No. 3 of the Declaration of Trust of the Registrant; (4)

1.3 Conformed copy of Amendment No. 4 and 5 of the Declaration of Trust of the Registrant; (6)

1.4 Conformed copy of Amendment Nos. 6-8 of the Declaration of Trust of the Registrant; (10)

1.5 Conformed copy of Amendment No. 9 of the Declaration of Trust of the Registrant; (12)

1.6 Conformed copy of Amendment Nos. 10 of the Declaration of Trust of the Registrant; (20)

1.7 Conformed copy of Amendment No. 11 and 12 of the Declaration of Trust of the Registrant; (26)

1.8 Conformed copy of Amendment Nos. 13-16 of the Declaration of Trust of the Registrant; (27)

2.   Copy of Bylaws of the Registrant; (1)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement*

5.   Copy  of  Specimen   Agreement  for  Shares  of   Beneficial   Interest  of
     Independence One U.S. Government Securities Fund; (7)

5.1  Copy  of  Specimen   Agreement  for  Shares  of   Beneficial   Interest  of
     Independence One Equity Plus Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund; (14)

5.2  Copy  of  Specimen   Agreement  for  Shares  of   Beneficial   Interest  of
     Independence One U.S. Treasury Money Market Fund; (2)

5.3  Copy  of  Specimen   Agreement  for  Shares  of   Beneficial   Interest  of
     Independence One Michigan Municipal Cash Fund and Independence One Prime Money Market Fund-Class A Shares and Class B Shares Registrant; (16)

5.4  Copy  of  Specimen   Agreement  for  Shares  of   Beneficial   Interest  of
     Independence One Small Cap Fund and Independence One International Equity Fund; (19)

6. Conformed copy of Investment Advisory Contract of the Registrant (including Exhibits A-H); (29)

6.1 Conformed copy of Investment Sub-Advisory Agreement for Independence One U.S. Government Securities Fund; (8)

6.2 Conformed copy of Sub-Advisory Agreement for Independence One Equity Plus Fund and Independence One Small Cap Fund; (27)

6.3 Conformed copy of Sub-Advisory Agreement for Independence One International Equity Fund; (29) e) 7. Conformed copy of Distributor's Contract of the Registrant through and including Exhibit C; (16)

7.1 Conformed copies of Exhibits D and E to the Distributor's Contract of the Registrant; (10)

7.2 Conformed copies of Exhibits F through K to the Distributor's Contract of the Registrant; (13)

7.3  Conformed  copy  of  Exhibit  L  to  the  Distributor's   Contract  of  the
     Registrant; (25)

7.4 Conformed copies of Exhibits M and N to the Distributor's Contract of the Registrant; (26)

8.   Not Applicable    ;

9.   Conformed copy of the Custodian Agreement of the Registrant; (16)

9.1 Conformed copy of the Restatement of the Administrative Services Agreement of the Registrant; (16)

9.2 Conformed copy of Assignment to the Restatement of the Administrative Services Agreement; (27)

10.  Conformed copy of Distribution Plan of the Registrant; (16)

10.1 Copy of Sales Agreement with Federated Securities Corp. and Administrative Agreement - Appendix B; (2)

10.2  10.2  Conformed copy of Exhibit B of Distribution Plan; (8)

10.3 Conformed copies of Exhibit C and D of Distribution Plan; (25)

10.4 Conformed copies of Exhibit E and F of the Distribution Plan; (27)

10.5 Copy of Schedule A of Sales Agreement with Federated Securities Corp.; (7)

10.6 Copy of Fee Schedule for Rule 12b-1 Agreement with Federated Securities Corp.; (7)

11. Form of Opinion and Consent of Counsel regarding the legality of shares being issued;*

12. Opinion regarding tax consequences of Reorganization; (Definitive copy to be filed by Amendment)

13. Conformed Copy of Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement; (10)

13.1  Conformed copy of Shareholder Services Plan; (13)

13.2 Conformed Copy of Exhibit 1 to the Shareholder Services Plan of the Registrant; (12)

13.3 Conformed Copy of Amendments 1 and 2 to Exhibit 1 to the Shareholder Services Plan of the Registrant; (27)

13.4 Conformed copy of Shareholder Services Agreement (Amended and Restated 3/9/2001); (27)

14. Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (16)

14.1 Conformed copy of Consent of Independent Auditors of Independence One Mutual Funds, KPMG;*

14.2 Conformed  copy  of  Consent  of  Independent   Auditors  of  Money  Market
     Obligations Trust, Ernst & Young;*


15.  Not Applicable;

16.  Conformed copy of Power of Attorney of the Registrant; (16)
16.1 Conformed copy of Power of Attorney of Trustee of the Registrant; (20)

17.  Form of Proxy;*

--------------------------------------------------------------------------------
*    Filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on August 26, 1996. (File Nos. 33-26516 and 811-5752)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on March 20, 2000. (File Nos. 33-26516 and 811-5752)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on June 30, 2000. (File Nos. 33-26516 and 811-5752)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on April 30, 2001. (File Nos. 33-26516 and 811-5752)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 27, 2001. (File Nos. 33-26516 and 811-5752)



Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                      SIGNATURES

     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on March 20, 2002.

                            MONEY MARKET OBLIGATIONS TRUST


                                By: /s/ G. Andrew Bonnewell
                                    -----------------------
                                G. Andrew Bonnewell
                                   Assistant Secretary
                                 Attorney in Fact for John F. Donahue
                                   March 20, 2002


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
------------------------      ------------------------        ----------
By: /s/ G. Andrew Bonnewell       Attorney In Fact          March 20, 2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

William D. Dawson III*            Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney